OTHER LIABILITIES (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Remainder 2020	$ 4,595	$ 6,377
Total	$ 4,595	$ 6,377	$ 12,549